Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill and Intangible Assets

12.	GOODWILL AND INTANGIBLE ASSETS
Goodwill
—Goodwill was recorded in connection with business acquisitions.
No goodwill impairments were recorded during the three months ended March 31, 2022 and 2021.
For the year ended December 31, 2021, the Company performed its annual impairment assessment as of September 30, 2021, which indicated no impairment and there was no change to the carrying amount of goodwill.
Changes in the carrying amount of goodwill during the three months ended March 31, 2022 were as of follows:

	Cost	Accumulated Impairment Loss	Net Carrying Amount
Balance as of December 31, 2021	1,492,681	(25,797)	1,466,884
Acquisition of Safekeep, Inc.	27,368	—	27,368

Balance as of March 31, 2022	1,520,049	(25,797)	1,494,252
Intangible Assets
—The Company’s intangible assets are primarily the result of business acquisitions.
During the three months ended March 31, 2022 and 2021, the Company did not record an impairment charge.
During the three months ended March 31, 2022, the Company recorded $4.8 million of acquired technology intangible assets as a result of the acquisition of Safekeep (see Note 4).
The intangible assets balance as of March 31, 2022, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	16–18	13.1	$1,299,750	$(355,897)	$943,853
Acquired technologies	3–7	2.5	187,965	(129,013)	58,952

Subtotal			1,487,995	(485,190)	1,002,805
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,678,465	$(485,190)	$1,193,275

The intangible assets balance as of December 31, 2021, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	16–18	13.3	$1,299,750	$(337,831)	$961,919
Acquired technologies	3–7	2.3	183,164	(122,318)	60,846
Favorable lease terms	6	0.3	280	(266)	14

Subtotal			1,483,194	(460,415)	1,022,779
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,664	$(460,415)	$1,213,249

Amortization expense for intangible assets was $24.8 million and $24.7 million for the three months ended March 31, 2022 and 2021, respectively.
Future amortization expense for the remainder of the year ended December 31, 2022 and the following four years ended December 31 and thereafter for intangible assets as of March 31, 2022, is as follows (in thousands):

Years Ending December 31:
2021	$74,455
2022	99,003
2023	81,417
2024	72,949
2025	72,949
Thereafter	602,032

Total	$1,002,805

11.	GOODWILL AND INTANGIBLE ASSETS
Goodwill
—Goodwill was recorded in connection with the acquisition of the parent company of CCC Intelligent Solutions Inc., formerly known as CCC Information Services Inc., by CCCIS in 2017 (the “Acquisition”).
The Company performs its annual impairment assessment as of September 30 of each year. For the years ended December 31, 2021 and 2020, the annual impairment assessment indicated no impairment and there was no change to the carrying amount of goodwill.
During the year ended December 31, 2019, the Company performed its annual goodwill impairment test by comparing the fair value of each reporting unit to its carrying value, including goodwill. When performing the assessment, the Company determined the fair value of its reporting units based on forecasted future cash flow. Based on the Company’s forecast which included downward revisions to future projected earnings and cash flows of one of its reporting units, it was determined that the carrying value of goodwill for that reporting unit was impaired. As a result, the Company recorded an impairment charge to goodwill of $25.8 million.
The Company used a quantitative approach to measure the fair value of its reporting units in 2019, using a discounted cash flow approach, which is a Level 3 measurement. The discounted cash flow analysis requires significant judgments, including estimates of future cash flows, which are dependent on internal forecasts and determination of the Company’s weighted average cost of capital, which is risk-adjusted to reflect the specific risk profile of the reporting unit being tested. Upon completion of the analysis, the fair value of one of its reporting units was substantially less than the carrying value, resulting in an impairment of goodwill for that reporting unit. The weighted average cost of capital used for the impaired reporting unit in the Company’s analysis was 11.5%.
Changes in the carrying amount of goodwill were as follows (in thousands):

Reconciliation of goodwill carrying amount	Cost	Accumulated Impairment Loss	Net Carrying Value
Balance as of December 31, 2021	$1,492,681	$(25,797)	$1,466,884
Balance as of December 31, 2020	1,492,681	(25,797)	1,466,884
Balance as of December 31, 2019	1,492,681	(25,797)	1,466,884
Intangible Assets
—The Company’s intangible assets are primarily the result of the Acquisition.
During the years ended December 31, 2021 and 2020, the Company did not record an impairment charge.
During the year ended December 31, 2019, the Company recorded an impairment charge to one of its reporting unit’s Customer Relationships and Acquired Technology intangible assets. The Company’s forecasted future revenue and expense cash flow projections indicated the carrying amounts of the intangible assets were not recoverable and therefore the Company recorded an impairment charge of $181.3 million.
In December 2019, the Company entered into an asset purchase agreement and acquired technology, for $0.8 million. The acquired technology is being amortized on a straight-line basis over three years.
The
intangible assets balance as of December 31, 2021, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	13.3	$1,299,750	$(337,831)	$961,919
Acquired technologies	3–7	2.3	183,164	(122,318)	60,846
Favorable lease terms	6	0.3	280	(266)	14

Subtotal			1,483,194	(460,415)	1,022,779
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,664	$(460,415)	$1,213,249

The
intangible assets balance as of December 31, 2020, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	14.3	$1,299,750	$(265,567)	$1,034,183
Acquired technologies	3–7	3.3	183,154	(95,998)	87,156
Favorable lease terms	6	2.3	280	(172)	108

Subtotal			1,483,184	(361,737)	1,121,447
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,654	$(361,737)	$1,311,917

Amortization expense for intangible assets was $98.7 million, $98.6 million and $109.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Future amortization expense for each of the next five years and thereafter for intangible assets as of December 31, 2021, is as follows (in thousands):

Years Ending December 31:
2022	$98,602
2023	98,318
2024	80,731
2025	72,263
2026	72,263
Thereafter	600,602

Total	$1,022,779